INDEBTEDNESS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long Term Debt	The outstanding balance of the Perceptive Credit Facility was:

Perceptive Credit Facility	December 31, 2021
Principal	$30,000
Less: Debt issuance costs and discount at issuance	(3,007)
Net carrying amount	$26,993

Schedule of Future Minimum Payments	Future minimum payments, including contractual interest, under the Perceptive Credit Facility as of December 31, 2021 are as follows:

Year ended December 31,	Amounts
2022	3,650
2023	3,650
2024	10,603
2025	24,039
Total	$41,942
Less:
Interest payable	(11,942)
Unamortized debt issuance costs	(3,007)
Current portion of long-term debt	(26,993)
Long-term debt	$—